JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.5%(a)
Alabama — 0.4%
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,282

Alaska — 0.1%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	425	448

Arizona — 2.7%
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031(b)	260	273
Series 2021A, Rev., 4.00%, 12/15/2041(b)	250	275
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2021A, Rev., 4.00%, 11/1/2030	1,000	1,204
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2032	165	205
Series 2021A, Rev., 5.00%, 7/1/2033	155	192
Series 2021A, Rev., 4.00%, 7/1/2034	165	188
Series 2021A, Rev., 4.00%, 7/1/2035	185	210
Series 2021A, Rev., 4.00%, 7/1/2036	155	176
Series 2021A, Rev., 4.00%, 7/1/2041	500	562
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030(b)	250	279
Arizona State University, Green Bonds Series 2015A, Rev., 5.00%, 7/1/2028	75	87
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,405
La Paz County Industrial Development Authority, Harmony Public School Project
Rev., 4.00%, 2/15/2041	420	475
Rev., 4.00%, 2/15/2046	335	377
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041(b)	200	220
Maricopa County Industrial Development Authority, Arizona Autism Charter Schools Project Series 2021A, Rev., 4.00%, 7/1/2031(b)	250	282
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	249
University of Arizona (The), Stimulus Plan for Economic and Educational Development
Series 2020A, Rev., 5.00%, 8/1/2025	250	291
Series 2020A, Rev., 5.00%, 8/1/2027	750	923

Total Arizona		8,873

California — 4.4%
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046(b)	300	303
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047(b)	500	511
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2022	100	102
Rev., 3.00%, 8/1/2025	50	54
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 4.00%, 12/1/2026(b)	100	109
Series 2021A, Rev., 5.00%, 12/1/2027(b)	50	58
Series 2021A, Rev., 5.00%, 12/1/2028(b)	60	71
Series 2021A, Rev., 5.00%, 12/1/2029(b)	100	120
Series 2021A, Rev., 5.00%, 12/1/2031(b)	65	78
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	487
California Public Finance Authority, Enso Village Project, Green Bond
Series 2021B-1, Rev., 3.13%, 5/15/2029(b)	300	304
Series 2021A, Rev., 5.00%, 11/15/2036(b)	300	353
California School Finance Authority, Kipp Socal Projects Series 2020A, Rev., 5.00%, 7/1/2027(b)	80	96

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2020A, Rev., 5.00%, 7/1/2028(b)	110		135
Series 2020A, Rev., 5.00%, 7/1/2029(b)	140		175
Series 2020A, Rev., 5.00%, 7/1/2030(b)	100		127
Series 2020A, Rev., 4.00%, 7/1/2040(b)	295		339
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645		2,788
California Statewide Communities Development Authority, Front Porch Communities and Services Series 2021A, Rev., 4.00%, 4/1/2041	1,000		1,169
Contra Costa County Public Financing Authority, Capital Projects Series 2021A, Rev., 4.00%, 6/1/2038	4,185		5,113
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056(b)	500		517
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2035	500		660
Series 2020A, Rev., 5.00%, 7/1/2036	500		660
State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series B, Rev., 3.50%, 12/1/2045	330		348

Total California			14,677

Colorado — 3.4%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034	200		235
COP, 4.00%, 12/1/2035	225		264
COP, 4.00%, 12/1/2036	350		408
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 4.00%, 12/1/2031	525		557
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2027	35		39
Rev., 4.00%, 5/1/2029	35		40
Rev., 4.00%, 5/1/2030	30		34
Rev., 4.00%, 5/1/2031	30		34
Rev., 4.00%, 5/1/2041	90		100
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030(b)	595		631
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project Rev., 5.00%, 9/1/2022	470		486
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2034(b)	300		340
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, Class I, Rev., GNMA COLL, 4.25%, 11/1/2049	255		282
Series 2020H, Class I, Rev., GNMA COLL, 3.00%, 5/1/2050	970		1,033
Series 2020B, Class I, Rev., 3.75%, 5/1/2050	1,880		2,044
Colorado School of Mines, Institutional Enterprise Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.56%, 1/4/2022(c)	930		928
IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Rev., 5.10%, 8/1/2023‡	—	(d)	—	(d)
Pueblo City Schools GO, 5.00%, 12/15/2031	3,000		3,896

Total Colorado			11,351

Connecticut — 2.1%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series D-1, Rev., 1.35%, 5/15/2022	175		176
Series D-1, Rev., 1.45%, 5/15/2023	1,020		1,034
Series D-1, Rev., 1.50%, 11/15/2023	1,220		1,242
Series 2020A-1, Rev., 3.50%, 11/15/2045	1,210		1,323
Series A-1, Rev., 4.00%, 11/15/2045	170		178
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	675		724
Subseries A-1, Rev., 4.00%, 11/15/2047	230		247
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024(e)	225		231

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	303
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,561

Total Connecticut		7,019

Delaware — 0.9%
Delaware Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,690
Delaware State Economic Development Authority, Newark Charter School, Inc. Project Rev., 4.00%, 9/1/2028	225	260

Total Delaware		2,950

District of Columbia — 2.3%
District of Columbia, Gallaudet University Project
Rev., 5.00%, 4/1/2027	150	182
Rev., 5.00%, 4/1/2028	160	199
Series 2021A, Rev., 4.00%, 4/1/2033	165	199
Series 2021A, Rev., 4.00%, 4/1/2034	160	192
Series 2021A, Rev., 4.00%, 4/1/2035	200	239
Series 2021A, Rev., 4.00%, 4/1/2036	200	239
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031(b)	400	482
District of Columbia, Two Rivers Public Charter School, Inc.
Rev., 3.00%, 6/1/2030	1,000	1,056
Rev., 5.00%, 6/1/2040	1,000	1,195
Rev., 5.00%, 6/1/2050	500	589
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,737
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,158

Total District of Columbia		7,467

Florida — 8.1%
Broward County Water & Sewer Utility Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,843
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2035	1,000	1,069
Rev., 4.00%, 9/1/2040	1,000	1,080
City of Port St. Lucie, Utility System Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,660
County of Broward, Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	884
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Rev., 4.00%, 7/1/2027	290	327
Rev., 4.00%, 7/1/2028	150	171
Rev., 4.00%, 7/1/2029	155	175
Rev., 4.00%, 7/1/2030	215	241
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040(b)	500	578
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 4.00%, 6/1/2026	110	120
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,246
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,194
Palm Beach County Health Facilities Authority, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021(f)	1,100	1,100
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	605
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,521
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2041(b)	210	236
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,636
St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	725

Total Florida		26,411

Georgia — 1.6%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2027	335	406
Rev., 5.00%, 7/1/2028	350	433
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029(e)	500	627

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	1,013
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 2.38%, 1/1/2031	500	521
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031(b)	415	451
Series 2021B, Rev., 5.00%, 1/1/2036(b)	500	597
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	360	384
Series B, Rev., 4.00%, 12/1/2047	695	746

Total Georgia		5,178

Illinois — 4.5%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	61	62
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	74	74
Illinois Finance Authority, Plymouth Place, Inc.
Series 2021A, Rev., 5.00%, 5/15/2032	135	164
Series 2021A, Rev., 5.00%, 5/15/2033	145	176
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2030	130	154
Rev., 4.00%, 11/1/2031	135	161
Rev., 4.00%, 11/1/2041	375	437
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	431
Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,635	1,791
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	530	562
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	583
Southern Illinois University
Series 2021A, Rev., 4.00%, 4/1/2027	775	891
Series 2021A, Rev., 4.00%, 4/1/2028	715	833
Series 2021A, Rev., 4.00%, 4/1/2029	400	471
Series 2021A, Rev., 4.00%, 4/1/2030	525	625
Series 2021A, Rev., 4.00%, 4/1/2031	500	601
Series 2021A, Rev., 5.00%, 4/1/2032	375	481
Series 2021A, Rev., 5.00%, 4/1/2033	300	384
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250	293
Rev., 5.00%, 4/15/2027	365	441
Rev., 5.00%, 4/15/2028	390	483
Rev., 5.00%, 4/15/2029	290	366
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2035	1,170	1,508
GO, 5.00%, 12/15/2036	1,460	1,877
GO, 4.00%, 12/15/2037	1,000	1,166

Total Illinois		15,015

Indiana — 4.0%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041(b)	500	497
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030(b)	570	585
County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,183
Indiana Finance Authority, Educational Facilities, Valparaiso University Project
Rev., 4.00%, 10/1/2034	165	195
Rev., 4.00%, 10/1/2035	220	259
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,298
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2031	100	127
Rev., 4.00%, 6/1/2033	110	130

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	1,000	1,335
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,934
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	955	1,039
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500	506
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,156

Total Indiana		13,244

Iowa — 1.1%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195	217
Rev., 5.00%, 9/1/2030	110	122
Rev., 5.00%, 9/1/2031	105	116
Rev., 5.00%, 9/1/2036	445	485
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,085	1,145
Iowa Student Loan Liquidity Corp., Student Loan
Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,153
Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	373

Total Iowa		3,611

Kansas — 0.1%
City of Manhattan, Meadowlark Hills Series 2021A, Rev., 4.00%, 6/1/2036	300	331

Louisiana — 0.9%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	840
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031(b)	450	502
Series 2021A, Rev., 5.00%, 6/1/2041(b)	525	573
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036(b)	385	420
Series 2021A, Rev., 5.00%, 6/1/2042(b)	440	474

Total Louisiana		2,809

Maine — 0.6%
City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	467
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 4.00%, 7/1/2024(f)	140	153
Series 2020A, Rev., 4.00%, 7/1/2024	110	119
Series 2020A, Rev., 4.00%, 7/1/2028	650	765
Series 2020A, Rev., 4.00%, 7/1/2028(f)	210	252
Maine State Housing Authority, Mortgage Purchase
Series B, Rev., AMT, 4.00%, 11/15/2043	10	10
Series A, Rev., 4.00%, 11/15/2045	295	309

Total Maine		2,075

Maryland — 1.0%
County of Baltimore, McDonogh School Facility
Series 2019B, Rev., 3.00%, 9/1/2024	320	326
Series 2019B, Rev., 3.00%, 9/1/2025	475	485
County of Baltimore, Riderwood Village, Inc., Project
Rev., 4.00%, 1/1/2032	475	556
Rev., 4.00%, 1/1/2033	600	701
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2029	150	187
Rev., 5.00%, 6/1/2031	175	226
Montgomery County Housing Opportunities Commission, Single Family Mortgage
Series 2017A, Rev., 4.00%, 7/1/2048	840	897

Total Maryland		3,378

Massachusetts — 5.7%
Massachusetts Bay Transportation Authority, Sales Tax
Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	2,099
Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	3,947

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	3,000	3,391
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2029	150	191
Series 2021G, Rev., 5.00%, 7/1/2030	150	194
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,174
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	65	67
Series 183, Rev., 3.50%, 12/1/2046	135	142
Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,145	1,246
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,855
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,634

Total Massachusetts		18,940

Michigan — 0.8%
City of Detroit, Social Bonds, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2030	475	586
Series 2021A, GO, 5.00%, 4/1/2031	215	270
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	687
Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	530	562
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2028	105	133
Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	129
Series 2021A, Rev., AGM, 5.00%, 11/15/2030	100	131

Total Michigan		2,498

Minnesota — 1.8%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,256
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	175	196
Series 2021A, Rev., 4.00%, 7/1/2041	445	489
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2021	2	2
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	155	155
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,019
Rev., 5.25%, 8/1/2025	1,070	1,075
Rev., 5.25%, 8/1/2026	825	828
Minnesota Housing Finance Agency, Residential Housing Finance Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	420	448
Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300	362

Total Minnesota		5,830

Mississippi — 0.4%
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,200	1,307

Missouri — 1.2%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,249
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	800	839
Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,760	1,911

Total Missouri		3,999

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nebraska — 0.6%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,155
Rev., 5.00%, 7/1/2031	720	813

Total Nebraska		1,968

Nevada — 0.4%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	657
Rev., 5.00%, 9/1/2029	620	747

Total Nevada		1,404

New Hampshire — 2.2%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	3,986
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,117
New Hampshire Business Finance Authority, Springpoint Senior Living Project
Rev., 4.00%, 1/1/2026	265	293
Rev., 4.00%, 1/1/2027	250	280
Rev., 4.00%, 1/1/2028	290	325
Rev., 4.00%, 1/1/2031	290	321
Rev., 4.00%, 1/1/2041	750	816

Total New Hampshire		7,138

New Jersey — 4.2%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2029	100	128
Series 2021A, Rev., AGM, 5.00%, 7/1/2030	100	130
Series 2021A, Rev., AGM, 5.00%, 7/1/2031	100	133
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	79
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	99
Series 2021A, Rev., AGM, 4.00%, 7/1/2036	100	121
Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75	90
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,383
Essex County Improvement Authority, CHF-Newark, LLC, NJIT Student Housing Project Series 2021A, Rev., 5.00%, 8/1/2033	170	223
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project
Rev., 4.00%, 7/15/2023(b)	115	121
Rev., 4.00%, 7/15/2025(b)	370	405
Rev., 4.00%, 7/15/2027(b)	400	451
Rev., 4.00%, 7/15/2029(b)	430	494
Rev., 4.00%, 7/15/2030(b)	200	232
New Jersey Economic Development Authority, School Facilities Construction
Rev., 5.00%, 6/15/2030	270	346
Rev., 5.00%, 6/15/2033	300	385
New Jersey Educational Facilities Authority, Stevens Institute of Technology
Series 2020A, Rev., 5.00%, 7/1/2033	350	443
Series 2020A, Rev., 5.00%, 7/1/2034	280	354
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,028
Series A, Rev., AGM, 5.00%, 7/1/2023	820	881
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,264
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,983
Series A, Rev., 5.00%, 12/1/2024	1,100	1,243
New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022(e)	1,000	1,005
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	805	894

Total New Jersey		13,915

New Mexico — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,025	1,120

New York — 4.8%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.50%, 7/1/2026	500	542
Rev., 4.00%, 7/1/2031	780	882
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031	150	166
Series 2021A, Rev., 4.00%, 6/15/2041	135	148

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	860	886
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,044
Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2029	1,000	1,259
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 5.00%, 1/1/2031	500	659
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,152
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,611
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	1,976
Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,330
State of New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	675	713
Series 195, Rev., 4.00%, 10/1/2046	635	673
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031(b)	1,250	1,284
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	410

Total New York		15,735

North Carolina — 1.4%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,204
North Carolina Capital Facilities Finance Agency, High Point University Rev., 5.00%, 5/1/2031	500	648
North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	605	664
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026(e)	500	589
North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290	325
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2033	180	211
Rev., 4.00%, 9/1/2041	415	477
University of North Carolina at Charlotte (The)
Series 2020A, Rev., 5.00%, 10/1/2025	85	99
Series 2020A, Rev., 5.00%, 10/1/2027	200	247

Total North Carolina		4,464

North Dakota — 0.8%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2016D, Rev., 3.50%, 7/1/2046	280	296
Series D, Rev., 4.00%, 7/1/2046	750	786
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	880	943
University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	500	577

Total North Dakota		2,602

Ohio — 4.8%
American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds Series 2019A, Rev., 5.00%, 2/15/2035	825	1,022
Butler County Port Authority, Community First Solutions
Rev., 4.00%, 5/15/2037	210	246
Rev., 4.00%, 5/15/2038	110	129
Rev., 4.00%, 5/15/2039	115	134
Rev., 4.00%, 5/15/2040	115	134
Rev., 4.00%, 5/15/2041	125	145
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	240	246
Rev., 5.00%, 5/1/2030	250	275

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,775
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2028	125	153
Series 2021A, Rev., 5.00%, 12/1/2030	65	82
Series 2021A, Rev., 4.00%, 12/1/2035	150	173
Ohio Higher Educational Facility Commission, Case Western University Project
Series 2019C, Rev., 1.63%, 12/1/2026(e)	500	515
Series 2019B, Rev., 5.00%, 12/1/2031	750	964
Ohio Housing Finance Agency, First-Time Homebuyer Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	940	1,035
Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	485	517
Ohio State University (The), Multiyear Debt Issuance Program II Series 2021A, Rev., 5.00%, 12/1/2031	845	1,151
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,397
Series B, Rev., 5.00%, 12/1/2029	1,615	1,893
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031(b)	245	250
University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	399
Youngstown State University, General Receipts
Rev., AGM, 4.00%, 12/15/2029	550	671
Rev., AGM, 4.00%, 12/15/2030	490	606

Total Ohio		15,912

Oklahoma — 0.1%
Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022(e)	200	200

Oregon — 0.3%
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	170	170
Series 2021A, Rev., 5.00%, 11/15/2036	305	364
Series 2021A, Rev., 5.00%, 11/15/2046	500	583

Total Oregon		1,117

Other — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023(e)	905	907

Pennsylvania — 6.8%
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	758
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500	636
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 4.00%, 12/1/2024	345	378
Rev., 4.00%, 12/1/2025	250	280
Rev., 4.00%, 12/1/2026	250	287
Rev., 5.00%, 12/1/2027	200	246
Rev., 5.00%, 12/1/2035	175	222
Rev., 5.00%, 12/1/2036	185	234
Rev., 5.00%, 12/1/2037	200	253
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	117
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	115
Delaware County Authority, Neumann University
Rev., 4.00%, 10/1/2022	200	205
Rev., 5.00%, 10/1/2023	240	258
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027(e)	3,350	3,997
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2031	430	473
Rev., 4.00%, 7/1/2037	170	186
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	376
Series 2021A, Rev., 4.00%, 5/1/2041	885	955

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2041	750	838
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	208
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	770	808
Series 122, Rev., AMT, 4.00%, 10/1/2046	255	271
Pennsylvania State University (The)
Series 2020E, Rev., 5.00%, 3/1/2029	710	912
Series 2020E, Rev., 5.00%, 3/1/2030	290	381
Series 2020E, Rev., 5.00%, 3/1/2031	710	925
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,196
Rev., AGM, 5.00%, 12/1/2026	1,550	1,856
Rev., AGM, 5.00%, 12/1/2027	680	822
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	335	381
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	175	193
Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,200	1,375
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project
Series 2021A, Rev., 4.00%, 11/15/2029	135	159
Series 2021A, Rev., 4.00%, 11/15/2030	190	224
Series 2021A, Rev., 4.00%, 11/15/2031	195	229
Series 2021A, Rev., 4.00%, 11/15/2036	365	423
Series 2021A, Rev., 4.00%, 11/15/2041	370	425

Total Pennsylvania		22,602

South Carolina — 0.6%
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025(b)	200	205
South Carolina State Housing Finance and Development Authority
Series A, Rev., 4.00%, 1/1/2047	195	206
Series B, Rev., FHA , GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	500	533
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,157

Total South Carolina		2,101

South Dakota — 0.8%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	850	898
Series A, Rev., 4.00%, 5/1/2049	1,650	1,799

Total South Dakota		2,697

Tennessee — 1.3%
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,400
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2030	105	119
Series 2021B, Rev., 4.00%, 10/1/2031	220	248
Series 2021B, Rev., 4.00%, 10/1/2041	400	442
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,081
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	70	72
Rev., 3.50%, 1/1/2048	1,025	1,083

Total Tennessee		4,445

Texas — 4.9%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2027	100	117
Series 2021A, Rev., 5.00%, 8/15/2028	40	46

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021A, Rev., 4.00%, 8/15/2029	40	44
Series 2021A, Rev., 4.00%, 8/15/2030	40	44
Series 2021A, Rev., 4.00%, 8/15/2031	45	49
Arlington Higher Education Finance Corp., Kipp Texas, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2023	150	162
Rev., PSF-GTD, 5.00%, 8/15/2024	140	157
Rev., PSF-GTD, 5.00%, 8/15/2025	200	232
Rev., PSF-GTD, 5.00%, 8/15/2026	220	263
Rev., PSF-GTD, 5.00%, 8/15/2027	250	307
Arlington Higher Education Finance Corp., Newman International Academy
Rev., 4.00%, 8/15/2031	200	214
Rev., 5.00%, 8/15/2041	300	330
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 2.50%, 10/1/2031	275	271
Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,281
Brazos Higher Education Authority, Inc., Tax-Exempt Student Loan Program
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	391
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	570
City of Austin, Water & Wastewater System Rev., 5.00%, 11/15/2027	665	828
Clear Creek Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 1.35%, 8/15/2022(e)	500	503
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	166
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225	225
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series A, Rev., 5.00%, 12/1/2025(f)	2,800	3,291
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	250
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250	295
Series 2017A, Rev., 5.00%, 10/15/2027	500	586
Midtown Redevelopment Authority, Tax Increment Contract
Rev., 4.00%, 1/1/2031	365	428
Rev., 4.00%, 1/1/2032	500	580
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2049	550	618
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	232
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	264
Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024(e)	340	349
Pasadena Independent School District, School Building, Unlimited Tax Series B, GO, PSF-GTD, 1.50%, 8/15/2024(e)	750	769
San Antonio Education Facilities Corp., University of the Incarnate Word Project Series 2021A, Rev., 4.00%, 4/1/2046	500	567
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	515
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	580	635
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400	476

Total Texas		16,055

Utah — 2.9%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 Rev., 4.00%, 8/1/2030(b)	1,000	1,095
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	250	255
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,053

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031(b)	535	556
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	780	828
Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,383
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,243

Total Utah		9,413

Vermont — 1.7%
Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	520	541
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,065
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,543
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,438

Total Vermont		5,587

Virginia — 0.4%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 3.00%, 10/1/2029	500	554
Rev., 3.00%, 10/1/2030	500	551
Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160	204

Total Virginia		1,309

Washington — 4.1%
FYI Properties, State of Washington District Project - Green Bonds Rev., 5.00%, 6/1/2039	5,000	5,975
King County Housing Authority, Highland Village Project
Rev., 5.00%, 1/1/2027	125	149
Rev., 5.00%, 1/1/2028	125	152
Rev., 5.00%, 1/1/2029	125	154
Rev., 4.00%, 1/1/2031	330	391
Rev., 4.00%, 1/1/2034	500	585
Washington Health Care Facilities Authority, Multi-care Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,255
Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	893
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Rev., 5.00%, 1/1/2032(b)	1,100	1,197
Washington State Housing Finance Commission, Single Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	165	172
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,475	1,559

Total Washington		13,482

Wisconsin — 4.2%
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250	293
Public Finance Authority, College Achieve Central Charter School Project
Series 2021A, Rev., 5.00%, 6/15/2027(b)	260	297
Series 2021A, Rev., 5.00%, 6/15/2029(b)	285	326
Series 2021A, Rev., 5.00%, 6/15/2031(b)	315	357
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500	553
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051(b)	200	184
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2025	580	624
Rev., 3.25%, 1/1/2026	1,545	1,677
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	279
Rev., 5.00%, 7/1/2025	250	289
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2022(f)	520	538
Series 2017A, Rev., 5.00%, 9/1/2023(f)	550	593

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A, Rev., 5.00%, 9/1/2024(f)	580	650
Series 2017A, Rev., 5.00%, 9/1/2025(f)	235	272
Series 2017A, Rev., 5.00%, 9/1/2026(f)	385	460
Series 2017A, Rev., 5.00%, 9/1/2027(f)	785	962
Wisconsin Health and Educational Facilities Authority, Gundersen Health System Series 2021A, Rev., 4.00%, 10/15/2034	725	885
Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin
Rev., 4.00%, 2/1/2022	280	281
Rev., 4.00%, 2/1/2023	280	290
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	484
Series C, Rev., 5.00%, 2/15/2028	575	694
Series C, Rev., 5.00%, 2/15/2029	375	451
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,452
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	956

Total Wisconsin		13,847

Wyoming — 0.5%
Wyoming Community Development Authority
Series 5, Rev., 4.00%, 12/1/2046	590	633
Series 2020-2, Rev., 3.00%, 6/1/2049	1,000	1,072

Total Wyoming		1,705

TOTAL MUNICIPAL BONDS (Cost $304,818)		318,418

	Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(g)(h) (Cost $10,062)	10,059	10,063

Total Investments — 99.5% (Cost $314,880)		328,481
Other Assets Less Liabilities — 0.5%		1,770

Net Assets — 100.0%		330,251

Percentages indicated are based on net assets.

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(12)	03/2022	USD	(1,763)	(27)

Abbreviations
USD	United States Dollar

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,282	$—		$1,282
Alaska	—	448	—		448
Arizona	—	8,873	—		8,873
California	—	14,677	—		14,677
Colorado	—	11,351	—	(a)	11,351
Connecticut	—	7,019	—		7,019
Delaware	—	2,950	—		2,950
District of Columbia	—	7,467	—		7,467
Florida	—	26,411	—		26,411
Georgia	—	5,178	—		5,178
Illinois	—	15,015	—		15,015
Indiana	—	13,244	—		13,244
Iowa	—	3,611	—		3,611
Kansas	—	331	—		331
Louisiana	—	2,809	—		2,809
Maine	—	2,075	—		2,075
Maryland	—	3,378	—		3,378
Massachusetts	—	18,940	—		18,940
Michigan	—	2,498	—		2,498
Minnesota	—	5,830	—		5,830
Mississippi	—	1,307	—		1,307
Missouri	—	3,999	—		3,999
Nebraska	—	1,968	—		1,968
Nevada	—	1,404	—		1,404
New Hampshire	—	7,138	—		7,138
New Jersey	—	13,915	—		13,915
New Mexico	—	1,120	—		1,120
New York	—	15,735	—		15,735
North Carolina	—	4,464	—		4,464
North Dakota	—	2,602	—		2,602
Ohio	—	15,912	—		15,912
Oklahoma	—	200	—		200
Oregon	—	1,117	—		1,117
Other	—	907	—		907
Pennsylvania	—	22,602	—		22,602
South Carolina	—	2,101	—		2,101
South Dakota	—	2,697	—		2,697
Tennessee	—	4,445	—		4,445
Texas	—	16,055	—		16,055
Utah	—	9,413	—		9,413
Vermont	—	5,587	—		5,587
Virginia	—	1,309	—		1,309
Washington	—	13,482	—		13,482
Wisconsin	—	13,847	—		13,847
Wyoming	—	1,705	—		1,705

Total Municipal Bonds	—	318,418	—	(a)	318,418

Short-Term Investments
Investment Companies	10,063	—	—		10,063

Total Investments in Securities	$10,063	$318,418	$—	(a)	$328,481

Depreciation in Other Financial Instruments
Futures Contracts	$(27)	$—	$—		$(27)

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(a) (b)	$1,085	$68,722	$59,743	$—	(c)	$(1)	$10,063	10,059	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.